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October 31, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Managed Account Completion Shares (MACS) Trust
1933 Act/Rule 497(j)
File Nos. 333-280702 and 811-23968
Post-Effective Amendment No. 1

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on October 22, 2025, and effective on October 28, 2025.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President,

Chief Legal Officer,

Counsel and Secretary

cc: Ralph Summa

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